Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
ANA Holdings Inc.(a)	500	$12,071
Japan Airlines Co. Ltd.(a)	1,000	18,960

		31,031

Auto Components — 2.9%
Aisin Seiki Co. Ltd.	1,000	29,681
Bridgestone Corp.	3,500	122,311
Koito Manufacturing Co. Ltd.	500	30,113
NGK Spark Plug Co. Ltd.	1,000	18,135
Stanley Electric Co. Ltd.	1,000	29,441
Sumitomo Electric Industries Ltd.	5,000	57,252
Toyota Industries Corp.	1,000	72,309

		359,242

Automobiles — 12.4%
Honda Motor Co. Ltd.	10,500	289,146
Isuzu Motors Ltd.	3,500	34,169
Mazda Motor Corp.	4,800	28,402
Nissan Motor Co. Ltd.(a)	15,000	70,846
Subaru Corp.	4,000	79,521
Suzuki Motor Corp.	1,000	53,743
Toyota Motor Corp.	14,000	939,688
Yamaha Motor Co. Ltd.	2,000	38,552

		1,534,067

Banks — 8.6%
Bank of Kyoto Ltd. (The)	500	24,982
Chiba Bank Ltd. (The)	3,500	19,871
Concordia Financial Group Ltd.	7,000	24,905
Fukuoka Financial Group Inc.	1,000	17,866
Japan Post Bank Co. Ltd.	3,000	23,649
Mitsubishi UFJ Financial Group Inc.	80,000	344,090
Mizuho Financial Group Inc.	16,050	204,329
Resona Holdings Inc.	13,500	47,346
Shinsei Bank Ltd.	1,000	11,911
Shizuoka Bank Ltd. (The)	3,000	21,347
Sumitomo Mitsui Financial Group Inc.	8,500	247,154
Sumitomo Mitsui Trust Holdings Inc.	2,500	73,148

		1,060,598

Beverages — 1.1%
Asahi Group Holdings Ltd.	3,000	116,145
Suntory Beverage & Food Ltd.	500	18,293

		134,438

Biotechnology — 0.2%
PeptiDream Inc.(a)	500	25,509

Building Products — 1.0%
AGC Inc.	1,500	49,988
LIXIL Group Corp.	2,000	48,046
TOTO Ltd.	500	28,339

		126,373

Capital Markets — 1.5%
Daiwa Securities Group Inc.	9,500	41,371
Nomura Holdings Inc.	21,000	105,528
SBI Holdings Inc.	1,500	40,710

		187,609

Chemicals — 3.7%
Air Water Inc.	1,000	16,504
Asahi Kasei Corp.	8,500	78,018
JSR Corp.	1,500	41,501

Security	Shares	Value

Chemicals (continued)
Kuraray Co. Ltd.	2,000	$19,870
Mitsubishi Chemical Holdings Corp.	8,500	47,075
Mitsubishi Gas Chemical Co. Inc.	1,000	21,232
Mitsui Chemicals Inc.	1,000	28,128
Nippon Sanso Holdings Corp.	1,000	16,725
Nitto Denko Corp.	1,000	82,858
Sumitomo Chemical Co. Ltd.	5,000	17,742
Teijin Ltd.	1,000	17,109
Toray Industries Inc.	9,000	48,860
Tosoh Corp.	1,500	23,678

		459,300

Commercial Services & Supplies — 0.9%
Dai Nippon Printing Co. Ltd.	1,500	28,137
Secom Co. Ltd.	500	49,844
Toppan Printing Co. Ltd.	2,000	27,332

		105,313

Construction & Engineering — 1.3%
Kajima Corp.	3,000	39,501
Obayashi Corp.	4,500	39,703
Shimizu Corp.	3,500	26,617
Taisei Corp.	1,500	53,081

		158,902

Construction Materials — 0.2%
Taiheiyo Cement Corp.	1,000	26,910

Diversified Financial Services — 1.4%
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,000	13,781
ORIX Corp.	8,500	126,593
Tokyo Century Corp.	500	33,134

		173,508

Diversified Telecommunication Services — 1.6%
Nippon Telegraph & Telephone Corp.	8,500	200,935

Electric Utilities — 1.6%
Chubu Electric Power Co. Inc.	4,500	54,267
Chugoku Electric Power Co. Inc. (The)	2,000	25,452
Kansai Electric Power Co. Inc. (The)	4,500	41,226
Kyushu Electric Power Co. Inc.	2,500	21,122
Tohoku Electric Power Co. Inc.	3,000	25,174
Tokyo Electric Power Co. Holdings Inc.(a)	9,500	24,781

		192,022

Electrical Equipment — 1.7%
Fuji Electric Co. Ltd.	1,000	35,579
Mitsubishi Electric Corp.	12,000	176,476

		212,055

Electronic Equipment, Instruments & Components — 3.0%
Hirose Electric Co. Ltd.	200	28,310
Hitachi Ltd.	4,000	152,136
Kyocera Corp.	2,000	114,371
Omron Corp.	500	45,217
Yokogawa Electric Corp.	1,500	26,526

		366,560

Equity Real Estate Investment Trusts (REITs) — 2.4%
Daiwa House REIT Investment Corp.	15	36,150
GLP J-REIT	25	37,857
Japan Real Estate Investment Corp.	10	51,978
Japan Retail Fund Investment Corp.	15	23,951
Nippon Building Fund Inc.	10	55,334
Nippon Prologis REIT Inc.	5	15,704

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Nomura Real Estate Master Fund Inc.	25	$32,606
Orix JREIT Inc.	15	22,441
United Urban Investment Corp.	20	22,632

		298,653

Food & Staples Retailing — 1.5%
Lawson Inc.	500	22,680
Seven & i Holdings Co. Ltd.	5,000	158,859

		181,539

Food Products — 1.2%
Ajinomoto Co. Inc.	1,000	20,911
MEIJI Holdings Co. Ltd.	700	49,542
NH Foods Ltd.	500	21,362
Nisshin Seifun Group Inc.	1,500	24,411
Toyo Suisan Kaisha Ltd.	500	24,599
Yamazaki Baking Co. Ltd.	500	8,305

		149,130

Gas Utilities — 1.1%
Osaka Gas Co. Ltd.	2,500	48,046
Toho Gas Co. Ltd.	500	32,750
Tokyo Gas Co. Ltd.	2,500	56,209

		137,005

Health Care Providers & Services — 0.5%
Alfresa Holdings Corp.	1,500	30,065
Medipal Holdings Corp.	1,000	18,825
Suzuken Co. Ltd.	500	19,132

		68,022

Household Durables — 2.6%
Casio Computer Co. Ltd.	1,500	26,972
Iida Group Holdings Co. Ltd.	1,000	20,120
Panasonic Corp.	14,500	154,699
Sekisui Chemical Co. Ltd.	2,500	43,227
Sekisui House Ltd.	4,000	72,040

		317,058

Industrial Conglomerates — 0.2%
Keihan Holdings Co. Ltd.	500	23,567

Insurance — 5.0%
Dai-ichi Life Holdings Inc.	7,000	110,396
Japan Post Holdings Co. Ltd.	10,500	77,807
Japan Post Insurance Co. Ltd.	1,500	25,030
MS&AD Insurance Group Holdings Inc.	3,000	87,317
Sompo Holdings Inc.	2,000	76,912
T&D Holdings Inc.	3,500	40,916
Tokio Marine Holdings Inc.	4,000	199,089

		617,467

IT Services — 1.5%
Fujitsu Ltd.	1,300	180,834

Leisure Products — 0.3%
Sega Sammy Holdings Inc.	1,000	14,069
Yamaha Corp.	500	28,578

		42,647

Machinery — 3.8%
Amada Co. Ltd.	2,000	19,295
Hino Motors Ltd.	2,000	17,358
Hitachi Construction Machinery Co. Ltd.	500	13,862
Komatsu Ltd.	6,000	146,152
Kubota Corp.	7,000	138,993
Kurita Water Industries Ltd.	500	18,461

Security	Shares	Value

Machinery (continued)
Makita Corp.	500	$25,893
Mitsubishi Heavy Industries Ltd.	2,000	45,102
NGK Insulators Ltd.	1,500	23,865
NSK Ltd.	2,500	20,259

		469,240

Marine — 0.2%
Nippon Yusen KK	1,000	21,827

Media — 0.6%
Dentsu Group Inc.	1,500	48,909
Hakuhodo DY Holdings Inc.	1,500	21,721

		70,630

Metals & Mining — 1.4%
Hitachi Metals Ltd.	1,000	14,702
JFE Holdings Inc.(a)	3,500	32,088
Nippon Steel Corp.(a)	5,500	67,329
Sumitomo Metal Mining Co. Ltd.	1,500	55,915

		170,034

Multiline Retail — 0.2%
Marui Group Co. Ltd.	1,500	27,418

Oil, Gas & Consumable Fuels — 0.9%
ENEOS Holdings Inc.	20,000	68,760
Idemitsu Kosan Co. Ltd.	1,092	22,767
Inpex Corp.	3,500	19,602

		111,129

Paper & Forest Products — 0.2%
Oji Holdings Corp.	5,500	25,001

Personal Products — 0.1%
Pola Orbis Holdings Inc.	500	9,998

Pharmaceuticals — 3.2%
Daiichi Sankyo Co. Ltd.	4,000	141,702
Kyowa Kirin Co. Ltd.	1,500	40,782
Otsuka Holdings Co. Ltd.	2,500	101,702
Shionogi & Co. Ltd.	1,500	80,455
Sumitomo Dainippon Pharma Co. Ltd.	1,500	19,031
Taisho Pharmaceutical Holdings Co. Ltd.	200	12,736

		396,408

Real Estate Management & Development — 4.4%
Aeon Mall Co. Ltd.	500	8,032
Daito Trust Construction Co. Ltd.	500	49,101
Daiwa House Industry Co. Ltd.	3,500	107,408
Hulic Co. Ltd.	500	5,068
Mitsubishi Estate Co. Ltd.	8,000	138,403
Mitsui Fudosan Co. Ltd.	6,000	125,524
Nomura Real Estate Holdings Inc.	1,000	21,674
Sumitomo Realty & Development Co. Ltd.	2,000	65,308
Tokyu Fudosan Holdings Corp.	4,000	19,410

		539,928

Road & Rail — 4.6%
Central Japan Railway Co.	1,000	127,547
East Japan Railway Co.	2,000	124,440
Hankyu Hanshin Holdings Inc.	1,500	49,053
Keikyu Corp.	500	8,569
Keio Corp.	200	14,212
Keisei Electric Railway Co. Ltd.	500	16,807
Kintetsu Group Holdings Co. Ltd.	500	22,201
Kyushu Railway Co.	1,000	21,079

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Nagoya Railroad Co. Ltd.	500	$13,771
Nippon Express Co. Ltd.	500	33,469
Odakyu Electric Railway Co. Ltd.	1,000	30,353
Seibu Holdings Inc.	500	4,963
Tobu Railway Co. Ltd.	500	15,008
Tokyu Corp.	3,500	42,527
West Japan Railway Co.	1,000	45,687

		569,686

Semiconductors & Semiconductor Equipment — 0.6%
Disco Corp.	100	31,887
Rohm Co. Ltd.	200	16,706
SUMCO Corp.	1,500	30,410

		79,003

Software — 0.2%
Trend Micro Inc.	500	27,188

Specialty Retail — 0.4%
ABC-Mart Inc.	200	10,434
USS Co. Ltd.	1,000	20,945
Yamada Holdings Co. Ltd.	5,000	23,783

		55,162

Technology Hardware, Storage & Peripherals — 2.7%
Brother Industries Ltd.	1,500	28,770
Canon Inc.	6,500	115,538
FUJIFILM Holdings Corp.	2,500	134,860
Ricoh Co. Ltd.	4,500	30,079
Seiko Epson Corp.	2,000	29,863

		339,110

Security	Shares	Value

Tobacco — 1.3%
Japan Tobacco Inc.	8,000	$162,647

Trading Companies & Distributors — 5.9%
ITOCHU Corp.	4,500	119,043
Marubeni Corp.	11,000	64,191
Mitsubishi Corp.	9,000	209,993
Mitsui & Co. Ltd.	10,500	179,238
Sumitomo Corp.	8,000	98,700
Toyota Tsusho Corp.	1,500	51,930

		723,095

Wireless Telecommunication Services — 8.0%
KDDI Corp.	10,500	300,324
Softbank Corp.	19,000	234,049
SoftBank Group Corp.	6,500	453,301

		987,674

Total Common Stocks — 98.4% (Cost: $12,103,699)		12,155,472

Total Investments in Securities — 98.4% (Cost: $12,103,699)		12,155,472

Other Assets, Less Liabilities — 1.6%		202,576

Net Assets — 100.0%		$12,358,048

(a)	Non-income producing security.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	12	12/10/20	$202	$668

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$12,155,472	$—	$—	$12,155,472

Derivative financial instruments(a)
Assets
Futures Contracts	$668	$—	$—	$668

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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